Financial risk - Securities sold under repurchase agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (334,259)	$ (455,952)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(334,259)	(455,952)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	791,956	498,274
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	40,649	32,052
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	498,346	74,374
Securities sold under repurchase agreements
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(300,498)	(427,497)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(300,498)	(427,497)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	791,956	498,274
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	22,947	3,110
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	514,405	73,887
Derivative financial instruments used for hedging
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(33,761)	(28,455)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(33,761)	(28,455)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	17,702	28,942
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (16,059)	$ 487